Leases - Summary of Consolidated Statement Of Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022
Leases [Abstract]
Fixed operating lease expense	$ 11,874	$ 12,053	$ 12,155
Variable operating lease expense	5,569	5,007	3,482
Total lease expense	$ 17,443	$ 17,060	$ 15,637